September 12, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8626

Re:	American Century Mutual Funds, Inc. (the "Registrant")
1933 Act File No. 002-14213, Post-Effective Amendment No. 146
1940 Act File No. 811-00816, Amendment No. 145 (collectively, the "Amendment")

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registration Statement on Form N-1A.

The principal purposes of this amendment are to: (i) add new classes, A, R and R6, to Adaptive Equity Fund (the "Fund"); and (ii) make certain non-material changes deemed appropriate by the Registrant.

Please note that the only material differences between the prospectus for A, R and R6 Classes of the Fund and the existing prospectus for the Investor and Institutional Classes of the Fund (filed in connection with Post-Effective Amendment No. 143 on February 26, 2016, pursuant to Rule 485(b) (File Nos. 002-14213; 811-00816) relate to added disclosure regarding the A, R and R6 Classes, including fees and expenses, the multiple class structure, and the 12b-1 plan.  All differences between the two prospectuses not related to the addition of the A, R and R6 Classes are non-material changes that could otherwise be included in a Rule 485(b) filing.

The differences between the Registrant’s statement of additional information included in this Post-Effective Amendment No. 146 and the statement of additional information of the Registrant filed in connection with its Post-Effective Amendment No. 143 on February 26, 2016 are attributable to disclosure related to the Fund’s new A, R and R6 Classes and to the non-material changes referenced above.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3390.

Sincerely,

/s/ Giles Walsh
Giles Walsh
Corporate Counsel

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com